UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  12/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

December 31, 2013

Quantified Managed Bond Fund

Investor Class Shares [QBDSX]

Quantified All-Cap Equity Fund

Investor Class Shares [QACFX]

Quantified Market Leaders Fund

Investor Class Shares [QMLFX]

Quantified Alternative Investment Fund

Investor Class Shares [QALTX]

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Dear Shareholders,

This Semi Annual Report for the Quantified Funds covers the period from the inception of the funds, which occurred on August 9, 2013 to December 31, 2013. In it, we discuss Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund. The Semi Annual Period was characterized by a steadily improving economy, strong stock market gains and rising interest rates.

Equities:

Despite the volatility caused by the market’s reaction to the Federal Reserve Board’s decision to taper its asset purchases and the economic and political disruption caused by the government shut down in September, equities set record highs in the third quarter, pulled back slightly in September, then advanced through year-end. The economy continued to improve moderately, with the unemployment rate falling to a post-financial crisis low of 7.0% in November. The S&P 500® Total Return Index experienced its largest gain since 1997, rising 32.39%, for the Semi Annual period, inclusive of dividends. Every sector within the S&P 500 advanced, with three sectors rising more than 40%. The Consumer Discretionary sector was the largest gainer, advancing 43.11%, followed by Healthcare and Industrials. The worst performing sectors were Utilities, with a gain of 13.21%, and Telecommunications Services, which rose by 11.47%.

Fixed Income:

Volatility and rising rates marked the Semi Annual Period as markets reacted to uncertainty surrounding the Federal Reserve Board’s tapering policies and a transition in Fed leadership. Fed Chairman Ben Bernanke stepped down after eight and a half years as Chairman. President Obama nominated Janet Yellen, Fed Vice Chairman, as his successor in August. Yields on the 10-Year Treasury Note rose from 2.50% at the beginning of the period to 3.04% at the end of the period. The interest rate on the 30-Year Treasury Note increased from 3.48% to 3.9%. In December, the Fed announced that it would begin reducing the size of its bond purchases by $10 billion a month, based on improving economic conditions and falling unemployment.

The Quantified Managed Bond Fund returned -0.16% since the Fund’s inception, compared to the Barclays Capital U.S. Aggregate Bond Index return of 0.14%. The Fund’s performance slightly lagged this benchmark due to different average fixed income sector exposure through exchanged traded funds (ETF’s) compared to the benchmark, about 5% in an overlay position in US Treasury Bond futures and a minor cash drag factor.

The Quantified All-Cap Equity Fund returned 4.67% since the Fund’s inception, compared to the S&P 500 TR Index of 10.20%. The Fund’s performance was less

1

than that of this benchmark due to different average equity industry or sector exposure compared to the benchmark, and cash drag factors.

The Quantified Market Leaders Fund returned 6.35% since the Fund’s inception, compared to the Dow Jones Wilshire 5000 return of 10.47%. The Fund’s performance lagged this benchmark due to different average sector and asset class exposure through exchange traded funds (ETF’s) compared to the benchmark.

The Quantified Alternative Investment Fund returned 8.33% since the Fund’s inception, compared to the S&P 500 TR Index return of 10.20%. The Fund’s performance was less than that of this benchmark due to lower average total US equity exposure through exchanged traded funds (ETF’s), and investments in other alternative investment mutual funds, and cash drag factors.

Best regards,

Catherine Ayers-Rigsby	Jerry Wagner

Advisors Preferred	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For current performance, please call 1-855-647-8268.

Annual Fund Operating Expenses for the funds are as follows: Quantified Managed Bond Fund – 1.68%; Quantified All Cap Equity Fund – 1.51%; Quantified Managed Leaders Fund – 1.71%; Quantified Alternative Investment Fund – 2.20%.

Risks associated with the Quantified Funds include active frequent trading risk, aggressive investment techniques, small and mid-cap companies risk, counter party risk, depository receipt risk, derivatives risk, equity securities risk, foreign securities risk, holding cash risk, limited history of operations risk, lower quality debt securities risk, non-diversification risk, investing in other investment companies (including ETFs) risk, shorting risk, asset backed securities risk, commodity risk, credit risk, interest risk, prepayment risk, and mortgage backed securities risk. For detailed information relating to these risks, please see prospectus.

An investor should consider the investment objectives, risks, charges and expenses of each Quantified Fund before investing. This and other information can be found in the Fund’s prospectus, which can be obtained by calling 1-855-647-8268. The prospectus should be read carefully prior to investing in The Quantified Funds.

There is no guarantee that any of the Quantified Funds will achieve their investment objectives.

Flexible Plan Investments, Ltd. serves as investment sub-advisor to The Quantified Funds, distributed by Ceros Financial Services, Inc. (member FINRA). Ceros Financial Services, Inc. and Flexible Plan Investments, Ltd. are not affiliated entities. Advisors Preferred, LLC is the Fund’s investment adviser. Advisors Preferred, LLC is a wholly-owned subsidiary of Ceros Financial Services, Inc.
2

The Quantified Managed Bond Fund
Portfolio Review (Unaudited)
December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

Since Inception**
The Quantified Managed Bond Fund - Investor Class	(0.16)%
Barclays Aggregate Bond Index ***	0.14%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-647-8268

**	Inception date is August 9, 2013.

***	Barclays Aggregate Bond Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds
Debt Fund	91.7%
Mutual Funds:
Close-Ended Funds	4.5%
Short-Term Investments	4.6%
Other Liabilities less Assets	(0.8)%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis.

3

Quantified Managed Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 91.7%
	DEBT FUNDS - 91.7%
26,123	iShares 1-3 Year Credit Bond ETF	$2,754,931
23,289	iShares 1-3 Year Treasury Bond ETF	1,965,126
9,597	iShares 3-7 Year Treasury Bond ETF	1,151,928
11,121	iShares 7-10 Year Treasury Bond ETF	1,103,648
11,257	iShares Core Total US Bond Market ETF	1,198,083
35,294	iShares iBoxx $ High Yield Corporate Bond ETF	3,278,107
9,651	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,102,241
2,369	iShares MBS ETF	247,726
10,431	iShares National AMT-Free Muni Bond ETF	1,082,112
13,683	iShares Short Treasury Bond ETF	1,508,551
3,759	iShares TIPS Bond ETF	413,114
44,878	Peritus High Yield ETF	2,321,090
1,891	Pimco Total Return ETF	198,063
4,526	SPDR Barclays 1-3 Month T-Bill *	207,155
59,169	SPDR Barclays High Yield Bond ETF	2,399,895
14,560	SPDR Barclays International Treasury Bond ETF	840,694
34,733	Vanguard Total Bond Market ETF	2,778,293
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,587,857)	24,550,757

	CLOSED-END FUNDS - 4.5%
5,798	AllianceBernstein Global High Income Fund Inc	82,795
7,287	BlackRock Corporate High Yield Fund VI Inc	88,683
6,852	BlackRock Credit Allocation Income Trust	89,487
6,322	BlackRock Floating Rate Income Strategies Fund Inc	92,364
13,287	MFS Charter Income Trust	120,247
19,779	MFS Government Markets Income Trust	113,334
16,939	MFS Intermediate Income Trust	87,744
15,988	Putnam Premier Income Trust	86,975
6,427	Templeton Emerging Markets Income Fund	87,729
6,588	Wells Fargo Advantage Multi-Sector Income Fund	92,627
5,134	Western Asset Emerging Markets Debt Fund Inc	88,305
9,656	Western Asset High Income Fund II Inc	87,097
8,122	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	91,535
	TOTAL MUTUAL FUNDS (Cost - $1,200,270)	1,208,922

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUNDS - 4.6%
614,276	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a)	614,276
614,276	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.04% (a)	614,276
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,228,552)	1,228,552

	TOTAL INVESTMENTS - 100.8% (Cost - $27,016,679) (b)	$26,988,231
	LIABILITIES LESS OTHER ASSETS - (0.8)%	(225,617)
	NET ASSETS - 100.0%	$26,762,614

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2013

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $27,016,679 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$41,502
Unrealized Depreciation:	(69,950)
Net Unrealized Depreciation:	$(28,448)
4

The Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

Since Inception**
The Quantified All-Cap Equity Fund - Investor Class	4.67%
S&P 500 Total Return Index ***	10.20%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-647-8268

**	Inception date is August 9, 2013.

***	The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Common Stock	87.0%
Exchange Traded Funds:
Debt Fund	2.0%
Short-Term Investments	9.2%
Other Assets less liabilities	1.8%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis.

5

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 87.0%
	ADVERTISING - 0.3%
657	MDC Partners, Inc.	$16,760
60	WPP PLC	6,892
		23,652
	AEROSPACE / DEFENSE - 1.8%
218	Alliant Techsystems, Inc.	26,526
601	Astronics Corp.	30,651
309	Esterline Technologies Corp. *	31,506
256	L-3 Communications Holdings, Inc. *	27,356
185	Lockheed Martin Corp.	27,502
522	Spirit Aerosystems Holdings, Inc. *	17,790
		161,331
	AGRICULTURE - 0.3%
295	Andersons, Inc.	26,305

	AIRLINES - 2.1%
5,110	Delta Air Lines, Inc.	140,372
2,321	Southwest Airlines Co.	43,727
		184,099
	APPAREL - 0.2%
199	Michael Kors Holdings Ltd. *	16,157

	AUTO MANUFACTURERS - 0.1%
158	Honda Motor Co. Ltd.	6,533
211	Tata Motors Ltd.	6,499
		13,032
	AUTO PARTS & EQUIPMENT - 2.6%
1,336	Federal-Mogul Corp. *	26,293
162	Icahn Enterprises LP	17,725
1,497	Lear Corp.	121,212
505	Magna International, Inc.	41,440
247	TRW Automotive Holdings Corp. *	18,374
		225,044
	BANKS - 1.9%
695	Banco Macro SA - ADR *	16,868
442	Bank of Nova Scotia	27,647
318	Canadian Imperial Bank of Commerce/Canada	27,160
1,650	Grupo Financiero Galicia SA	17,243
184	M&T Bank Corp	21,421
1,670	Susquehanna Bancshares, Inc.	21,443
669	US Bancorp/MN	27,028
380	Virginia Commerce Bancorp, Inc. *	6,456
		165,266
	BEVERAGES - 0.3%
679	Coca - Cola Co.	28,049

	BIOTECHNOLOGY - 3.6%
320	ANI Pharmaceuticals, Inc. *	6,425
153	Biogen Idec, Inc. *	42,802
5,014	Cambrex Corp. *	89,400
587	Ligand Pharmaceuticals, Inc. *	30,876
17,762	PDL BioPharma, Inc.	149,911
		319,414
6

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BUILDING MATERIALS - 0.7%
1,536	NCI Building Systems, Inc. *	$26,941
418	Trex Co., Inc. *	33,244
		60,185
	CHEMICALS - 1.4%
3,418	Ferro Corp. *	43,853
269	LyondellBasell Industries NV	21,595
446	Methanex Corp.	26,421
298	Sigma-Aldrich Corp.	28,015
		119,884
	COMMERCIAL SERVICES - 5.8%
5,152	Apollo Education Group, Inc. *	140,753
507	Avis Budget Group Inc. *	20,493
717	CBIZ, Inc. *	6,539
1,072	China Distance Education Holdings Ltd. *	20,036
220	Corporate Executive Board Co.	17,034
328	Deluxe Corp.	17,118
550	ITT Educational Services, Inc. *	18,469
5,149	Korn/Ferry International *	134,492
307	Manpowergroup, Inc.	26,359
1,010	Monster Worldwide, Inc. *	7,201
217	Moody’s Corp.	17,028
975	RR Donnelley & Sons Co.	19,773
543	Rent-A-Center, Inc.	18,104
977	TAL Education Group	21,484
570	WuXi PharmaTech Cayman Inc. - ADR *	21,877
		506,760
	COMPUTERS - 3.8%
1,501	Cognizant Technology Solutions Corp. - Cl. A *	151,571
683	Hewlett-Packard Co.	19,110
424	iGATE Corp. *	17,028
1,167	Lexmark International, Inc.	41,452
1,357	Logitech International SA	18,577
1,074	Seagate Technology PLC	60,316
554	Unisys Corp. *	18,598
551	Wipro Ltd. - ADR	6,937
		333,589
	DISTRIBUTION / WHOLESALE - 0.5%
1,314	LKQ Corp. *	43,231

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
2,893	Air Lease Corp.	89,914
271	Altisource Portfolio Solutions SA *	42,989
703	Consumer Portfolio Services, Inc. *	6,601
1,351	E*TRADE Financial Corp. *	26,534
117	IntercontinentalExchange Group, Inc.	26,316
1,290	Investment Technology Group, Inc. *	26,522
379	Lazard Ltd.	17,176
2,061	Legg Mason, Inc.	89,612
248	Nelnet, Inc.	10,451
666	Waddell & Reed Financial, Inc.	43,370
516	WageWorks, Inc. *	30,671
		410,156
7

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ELECTRIC - 2.5%
1,548	CMS Energy Corp.	$41,440
7,835	EnerNOC, Inc. *	134,840
1,027	PG&E Corp.	41,368
		217,648
	ELECTRICAL COMPOMENT & EQUIPMENT - 0.4%
298	Generac Holdings, Inc.	16,879
1,550	GrafTech International Ltd. *	17,406
		34,285
	ELECTRONICS - 1.7%
1,538	FARO Technologies, Inc. *	89,666
1,464	Kemet Corp. *	8,257
1,643	Methode Electronics, Inc.	56,174
		154,097
	ENERGY - ALTERNATE SOURCES - 2.2%
8,564	FutureFuel Corp.	135,311
882	Quantum Fuel Systems Technologies Worldwide, Inc. *	6,880
544	SolarCity Corp. *	30,910
1,247	Trina Solar Ltd. *	17,046
		190,147
	FOOD - 0.7%
1,207	Diamond Foods, Inc. *	31,189
275	Kellogg Co.	16,794
320	Safeway, Inc.	10,423
		58,406
	FOREST PRODUCTS & PAPER - 1.0%
951	Domtar Corp.	89,717

	GAS - 0.3%
423	National Grid PLC	27,630

	HEALTHCARE - PRODUCTS - 2.1%
534	Accelerate Diagnostics, Inc. *	6,515
196	Cardiovascular Systems, Inc. *	6,721
646	Iridex Corp. *	6,570
2,113	Smith & Nephew PLC	151,586
496	Zeltiq Aesthetics, Inc. *	9,379
		180,771
	HEALTHCARE - SERVICES - 0.6%
995	HealthSouth Corp.	33,153
286	UnitedHealth Group, Inc.	21,536
		54,689
	HOME FURNISHINGS - 1.5%
4,252	La-Z-Boy, Inc.	131,812

	HOUSEHOLD PRODUCTS - 1.0%
1,466	Jarden Corp. *	89,939

	HOUSEWARES - 0.4%
494	Toro Co.	31,418
8

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INSURANCE - 4.6%
310	Aflac, Inc.	$20,708
400	Allstate Corp.	21,816
245	CNA Financial Corp.	10,508
464	Federated National Holding Co.	6,789
2,484	Hartford Financial Services Group, Inc.	89,995
196	HCI Group, Inc.	10,486
3,885	Hilltop Holdings, Inc. *	89,860
361	Lincoln National Corp.	18,635
852	PartnerRe Ltd.	89,826
853	ProAssurance Corp.	41,353
		399,976
	INTERNET - 2.0%
615	Autobytel, Inc. *	9,305
620	Bitauto Holdings Ltd. *	19,815
2,324	Giant Interactive Group, Inc. - ADR	26,122
265	NetEase, Inc. - ADR	20,829
1,089	Perfect World Co. Ltd.	19,363
364	Shutterstock, Inc. *	30,441
369	SouFun Holdings Ltd.	30,409
408	YY, Inc.	20,514
		176,798
	IRON / STEEL - 0.4%
769	Cliffs Natural Resources, Inc.	20,156
532	United States Steel Corp.	15,694
		35,850
	LODGING - 0.4%
206	InterContinental Hotels Group PLC	6,887
496	Melco Crown Entertainment Ltd. *	19,453
596	Orient-Express Hotels Ltd. *	9,005
		35,345
	MEDIA - 1.2%
701	Gannett Co., Inc.	20,736
2,081	Gray Television, Inc. *	30,965
737	Media General, Inc. *	16,656
156	Reed Elsevier NV	6,656
861	Sinclair Broadcast Group, Inc.	30,764
		105,777
	METAL FABRICATE / HARDWARE - 0.1%
109	CIRCOR International, Inc.	8,805

	MINING - 0.1%
332	Luxfer Holdings PLC	6,926

	MISCELLANEOUS MANUFACTUREING - 2.5%
489	AO Smith Corp.	26,377
222	Dover Corp.	21,432
6,676	Fabrinet *	137,258
329	Illinois Tool Works, Inc.	27,662
49	Siemens AG	6,787
		219,516
9

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	OIL & GAS - 2.2%
140	BP PLC-Spons ADR	$6,805
221	ChevronTexaco Corp.	27,605
149	Contango Oil & Gas *	7,042
182	Ensco International PLC	10,407
255	Helmerich & Payne, Inc.	21,440
397	HollyFrontier Corp.	19,727
333	Murphy Oil Corp.	21,606
579	Stone Energy Corp. *	20,028
850	Ultra Pertoleum Corp. *	18,402
397	Valero Energy Corp.	20,009
512	YPF S.A.	16,875
		189,946
	OIL & GAS SERVICES - 3.3%
87	Core Laboratories N.V.	16,613
2,625	Exterran Holdings, Inc. *	89,775
103	Oil States International, Inc. *	10,477
2,296	RPC, Inc.	40,984
6,812	Tesco Corp.	134,741
		292,590
	PHARMACEUTICALS - 2.8%
157	Actavis PLC *	26,376
804	Anika Therapeutics, Inc. *	30,681
111	AstraZeneca PLC	6,590
340	Gentium SPA - Sponsored ADR *	19,414
207	Herbalife Ltd	16,291
366	Impax Labs, Inc. *	9,201
385	Mirati Therapeutics, Inc. *	6,403
92	Novo Nordisk A/S ADR	16,998
4,171	PharMerica Corp. *	89,676
391	Questcor Pharmaceuticals, Inc.	21,290
		242,920
	PIPELINES - 0.2%
468	Crosstex Energy, Inc.	16,923

	REITS - 0.2%
1,098	American Capital Agency Corp.	17,728

	RETAIL - 11.9%
238	Advanced Auto Parts	26,342
3,715	ANN, Inc. *	135,820
35	Autozone, Inc. *	16,728
365	Brinker International, Inc.	16,914
362	Buffalo Wild Wings, Inc. *	53,286
81	Chipotle Mexican Grill, Inc. *	43,155
402	Conn’s, Inc. *	31,674
515	Dollar General Corp. *	31,065
722	Five Below, Inc. *	31,190
426	Genesco, Inc. *	31,124
561	JOS A Bank Clothiers, Inc. *	30,703
354	Kirkland’s, Inc. *	8,379
427	McDonalds Corp.	41,432
1,645	Nu Skin Enterprises, Inc.	227,372
8,136	PetMed Express, Inc.	135,302
10

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	RETAIL - 11.9% (Continued)
3,867	Rite Aid Co. *	$19,567
3,180	The Finish Line- Cl. A	89,581
555	Tractor Supply Co.	43,057
431	Vera Bradley *	10,361
349	Wal Mart Stores, Inc.	27,463
		1,050,515
	SAVINGS & LOANS - 0.2%
908	Washington Federal, Inc.	21,147

	SEMICONDUCTORS - 4.4%
985	Ambarella, Inc. *	33,421
1,460	Himax Technologies, Inc.	21,477
785	Kulicke & Soffa Inds., Inc.*	10,440
640	Marvell Technology Group Ltd.	9,203
1,409	Micron Technology, Inc. *	30,660
7,877	Omnivision Technologies *	135,484
22,554	Silicon Image, Inc. *	138,708
371	Skyworks Soulutions, Inc. *	10,596
		389,989
	SOFTWARE - 2.5%
787	Aspen Technology, Inc. *	32,897
2,484	Bottomline Technologies, Inc. *	89,821
227	Broadridge Financial Solutions	8,971
874	China Mobile Games *	22,051
509	Medidata Solutions, Inc. *	30,830
3,068	Mitel Networks Corp. *	30,956
		215,526
	TELECOMMUNICATIONS - 2.2%
412	BT Group PLC - ADR	26,010
974	Cisco Systems Inc.	21,866
1,319	Finisar Corp. *	31,551
2,657	Inteliquent, Inc.	30,343
864	Ubiquiti Networks, Inc. *	39,709
1,224	Vodafone Group PLC	48,115
		197,594
	TRANSPORTATION - 0.3%
263	Arkansas Best Corp.	8,858
363	CSX Corp.	10,444
459	USA Truck, Inc. *	6,141
		25,443
	TRUCKING & LEASING - 1.0%
2,721	Greenbrier Companies, Inc. *	89,358

	TOTAL COMMON STOCK (Cost - $7,378,500)	7,635,385

	EXCHANGE TRADED FUNDS - 2.0%
	DEBT FUND - 2.0%
597	iShares iBoxx $ High Yield Corporate Bond ETF	55,449
1,179	Pimco Total Return ETF	123,488
	TOTAL EXCHANGE TRADED FUNDS (Cost - $179,268)	178,937
11

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 9.2%
406,358	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a,b)	$406,358
406,357	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.04% (a,b)	406,357
	TOTAL SHORT-TERM INVESTMENTS (Cost - $812,715)	812,715

	TOTAL INVESTMENTS - 98.2% (Cost - $8,370,483) (c)	$8,627,037
	OTHER ASSETS LESS LIABILITIES - 1.8%	153,630
	NET ASSETS - 100.0%	$8,780,667

ADR	American Depositary Receipt.

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2013.

(b)	All or part of the security was held as collateral for futures contracts as of December 31, 2013.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $8,370,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	288,278
Unrealized Depreciation:	(31,724)
Net Unrealized Appreciation:	256,554

	LONG FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at December 31, 2013	Unrealized (Depreciation)
15	S&P E-Mini Future	March-14	$1,380,938	$(913)
12

The Quantified Market Leader Fund
Portfolio Review (Unaudited)
December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

Since Inception**
The Quantified Market Leader Fund - Investor Class	6.35%
DJ Wilshire 5000 Index ***	10.47%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-647-8268

**	Inception date is August 9, 2013.

***	The Dj Wilshire 5000 Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds:
Equity Funds	97.2%
Short-Term Investments	3.0%
Other Assets less liabilities	(0.2)%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis.

13

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 97.2%
	EQUITY FUNDS - 97.2%
9,960	Consumer Discretionary Select Sector SPDR Fund	$665,627
20,626	First Trust Consumer Discretionary AlphaDEX Fund	665,395
55,869	First Trust Dow Jones Internet Index Fund *	3,344,318
46,884	First Trust Industrials/Producer Durables AlphaDEX Fund	1,331,506
20,486	First Trust Materials AlphaDEX Fund	663,951
54,895	First Trust NASDAQ-100 Equal Weighted Index Fund	1,995,982
22,389	First Trust Technology AlphaDEX Fund	668,535
25,923	Guggenheim S&P 500 Equal Weight Technology ETF	1,997,886
94,215	Guggenheim S&P 500 Pure Growth ETF	6,618,604
39,503	Industrial Select Sector SPDR Fund	2,064,427
40,410	iShares Core S&P Small-Cap ETF	4,413,176
12,814	iShares Global Telecom ETF	875,337
28,272	iShares India 50 ETF	664,675
79,331	iShares Micro-Cap ETF	5,967,278
9,753	iShares MSCI Mexico Capped ETF	663,204
17,459	iShares Nasdaq Biotechnology ETF	3,964,241
18,441	iShares PHLX Semiconductor ETF	1,340,845
28,672	iShares Russell 2000 ETF	3,306,168
32,697	iShares Russell 2000 Growth ETF	4,430,770
73,124	iShares Russell 2000 Value ETF	7,275,838
23,659	iShares Russell Mid-Cap Growth ETF	1,996,346
67,266	iShares S&P 500 Growth ETF	6,641,172
37,087	iShares S&P Small-Cap 600 Growth ETF	4,408,532
65,355	iShares S&P Small-Cap 600 Value ETF	7,281,854
5,057	iShares Transportation Average ETF	667,018
12,582	iShares U.S. Aerospace & Defense ETF	1,332,560
8,154	iShares U.S. Basic Materials ETF	663,980
24,351	iShares U.S. Financial Services ETF	2,040,614
61,066	iShares US Regional Banks ETF	2,018,842
29,840	iShares US Telecommunications ETF	887,143
29,960	Market Vectors Biotech ETF	2,652,059
14,380	Materials Select Sector SPDR Fund	664,644
24,687	Powershares Dynamic Pharmaceuticals Portfolio	1,320,261
37,805	PowerShares India Portfolio	666,124
55,682	PowerShares KBW Bank Portfolio	1,977,825
75,393	Powershares QQQ Trust Series 1	6,631,568
86,433	Schwab U.S. Large-Cap Growth ETF	3,909,365
64,963	Schwab US Small-Cap ETF	3,410,557
5,083	SPDR S&P Biotech ETF	661,807
22,568	SPDR S&P Pharmaceuticals ETF	1,985,307
49,850	SPDR S&P Regional Banking ETF	2,024,408
7,530	SPDR S&P Retail ETF	663,393
6,156	Vanguard Consumer Discretionary ETF	665,587
24,110	Vanguard Extended Market ETF	1,993,897
7,458	Vanguard Information Technology ETF	667,640
6,435	Vanguard Materials ETF	664,414
22,127	Vanguard Mid-Cap Growth ETF	1,996,962
28,444	Vanguard Russell 2000	2,617,986
31,297	Vanguard S&P 500 ETF	5,293,888
21,338	Vanguard Small-Cap Growth ETF	2,609,637
20,471	Vanguard Small-Cap Value ETF	1,993,261
10,605	Vanguard Telecommunication Services ETF	887,532
39,071	WisdomTree India Earnings Fund	681,398
79,820	WisdomTree SmallCap Dividend Fund	5,410,998
	TOTAL EXCHANGE TRADED FUNDS (Cost - $129,658,380)	132,906,342
14

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUNDS - 3.0%
2,098,008	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a)	$2,098,008
2,098,008	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.04% (a)	2,098,008
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,196,016)	4,196,016

	TOTAL INVESTMENTS - 100.2% (Cost - $133,854,396) (b)	$137,102,358
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(331,686)
	NET ASSETS - 100.0%	$136,770,672

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2013

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $133,854,396 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,250,425
Unrealized Depreciation:	(2,463)
Net Unrealized Appreciation:	$3,247,962
15

The Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

Since Inception**
The Quantified Alternative Investment Fund - Investor Class	8.33%
S&P 500 Total Return Index ***	10.20%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-647-8268

**	Inception date is August 9, 2013.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds:
Equity Funds	65.0%
Mutual Funds:
Equity Funds	16.5%
Asset Allocation Funds	8.0%
Short-Term Investments	9.0%
Other Assets less liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis.

16

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	MUTUAL FUNDS - 24.5%
	ASSET ALLOCATION FUNDS - 8.0%
5,330	ICON Long/Short Fund *	$99,242
17,383	KCM Macro Trends Fund	223,024
16,173	MainStay Marketfield Fund	299,520
23,733	William Blair Macro Allocation Fund	297,606
7,147	WisdomTree Managed Futures Strategy Fund *	296,886
		1,216,278
	EQUITY FUNDS - 16.5%
17,788	Diamond Hill Long-Short Fund - Class A	395,968
37,129	Highland Long/Short Healthcare Fund *	492,697
3,160	Nuveen Equity Long/Short Fund	97,928
18,818	PIMCO Equity Long/Short Fund - Class A	223,369
16,916	Schwab Hedged Equity Fund - Select Shares *	298,906
42,554	Stone Ridge US Small Cap Variance Risk Premium Fund - Class I	444,686
42,591	Stone Ridge US Variance Risk Premium Fund - Class I	445,497
6,096	Wasatch Long/Short Fund	98,870
		2,497,921

	TOTAL MUTUAL FUNDS (Cost - $3,704,595)	3,714,199

	EXCHANGE TRADED FUNDS - 65.0%
	EQUITY FUNDS - 65.0%
3,974	Cambria Global Tactical ETF	98,356
1,518	Consumer Discretionary Select Sector SPDR Fund	101,448
835	Energy Select Sector SPDR Fund	73,906
4,606	Financial Select Sector SPDR Fund	100,687
3,689	First Trust Dow Jones Internet Index Fund	220,824
2,796	First Trust Energy AlphaDEX Fund	70,655
5,167	First Trust Financial AlphaDEX Fund	112,486
10,681	First Trust Industrials/Producer Durables AlphaDEX Fund	303,340
8,925	First Trust ISE Water Index Fund	302,022
8,166	First Trust Materials AlphaDEX Fund	264,660
6,547	First Trust NASDAQ Clean Edge Green Energy Index Fund	117,126
2,622	First Trust NASDAQ-100 Technology Index Fund	92,766
826	First Trust NYSE Arca Biotechnology Index Fund	57,143
3,166	First Trust Technology AlphaDEX Fund	94,537
403	Guggenheim S&P 500 Equal Weight Healthcare ETF	44,499
11,021	Guggenheim S&P Global Water Index ETF	304,731
620	Guggenheim Solar ETF	21,812
1,794	Health Care Select Sector SPDR Fund	99,459
1,451	Industrial Select Sector SPDR Fund	75,829
1,046	iShares Global Energy ETF	45,208
652	iShares Global Healthcare ETF	56,137
858	iShares Global Tech ETF	71,463
897	iShares Global Telecom ETF	61,275
1,141	iShares North American Tech ETF	102,256
2,386	iShares North American Tech-Multimedia Networking ETF	77,034
17

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	EQUITY FUNDS - 65.0% (Continued)
508	iShares North American Tech-Software ETF	$41,692
2,664	iShares U.S. Aerospace & Defense ETF	282,144
1,859	iShares U.S. Basic Materials ETF	151,378
836	iShares U.S. Consumer Services ETF	101,808
3,879	iShares U.S. Energy ETF	195,851
3,379	iShares U.S. Financial Services ETF	283,160
1,304	iShares U.S. Industrials ETF	132,200
951	iShares U.S. Medical Devices ETF	88,338
1,329	iShares US Pharmaceuticals ETF	156,953
2,445	iShares US Regional Banks ETF	80,832
942	iShares US Technology ETF	83,292
1,030	Market Vectors Agribusiness ETF	56,125
993	Market Vectors Biotech ETF	87,900
1,153	Market Vectors Coal ETF	22,414
2,977	Market Vectors Global Alternative Energy ETF	166,593
873	Market Vectors Semiconductor ETF	37,041
1,153	Market Vectors Uranium+Nuclear Energy ETF	55,448
2,346	Materials Select Sector SPDR Fund	108,432
9,132	PowerShares Aerospace & Defense Portfolio	283,366
5,222	PowerShares Dynamic Basic Materials Sector Portfolio	266,197
3,801	Powershares Dynamic Biotechnology & Genome Portfolio	140,827
7,353	PowerShares Dynamic Energy Exploration & Production Portfolio	253,301
4,705	PowerShares Dynamic Energy Sector Portfolio	261,598
3,000	Powershares Dynamic Leisure & Entertainment Portfolio	102,360
8,650	Powershares Dynamic Media Portfolio	230,350
2,858	PowerShares Dynamic Oil & Gas Services Portfolio	73,851
13,107	Powershares Global Clean Energy Portfolio	158,464
13,258	PowerShares Global Water Portfolio	306,260
4,582	PowerShares S&P SmallCap Consumer Discretionary Portfolio	224,793
1,833	PowerShares S&P SmallCap Financials Portfolio	72,642
2,024	PowerShares S&P SmallCap Health Care Portfolio	111,684
8,834	PowerShares Water Resources Portfolio	231,627
12,460	Powershares WilderHill Clean Energy Portfolio	79,619
7,290	PowerShares WilderHill Progressive Energy Portfolio	234,082
1,198	SPDR Morgan Stanley Technology ETF	107,329
6,384	SPDR S&P Bank ETF	211,757
1,189	SPDR S&P Insurance ETF	75,014
1,137	SPDR S&P Pharmaceuticals ETF	100,022
4,088	SPDR S&P Regional Banking ETF	166,014
1,142	SPDR S&P Retail ETF	100,610
2,214	Technology Select Sector SPDR Fund	79,128
2,576	Vanguard Consumer Discretionary ETF	278,517
878	Vanguard Energy ETF	111,049
1,413	Vanguard Health Care ETF	142,897
1,063	Vanguard Materials ETF	109,755
361	Vanguard Telecommunication Services ETF	30,212
17,545	Virtus Dynamic AlphaSector Fund	229,319
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,495,649)	9,873,904
18

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUNDS - 9.0%
683,944	AIM STIT - Liquid Assets Portfolio Institution 0.07% (b,c)	$683,944
683,944	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.04% (b,c)	683,944
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,367,888)	1,367,888

	TOTAL INVESTMENTS - 98.5% (Cost - $14,568,133) (d)	$14,955,991
	OTHER ASSETS LESS LIABILITIES - 1.5%	221,276
	NET ASSETS - 100.0%	$15,177,267

*	Non-Income producing investment.

(a)	Affiliated investment company.

(b)	Variable rate security; the rate shown represents the rate at December 31, 2013

(c)	All or part of the security was held as collateral for futures contracts as of December 31, 2013.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $14,568,133 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$409,527
Unrealized Depreciation:	(21,669)
Net Unrealized Appreciation:	$387,858

	LONG FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at December 31, 2013	Unrealized Appreciation (Depreciation)
	LONG FUTURE CONTRACTS - 0.5%
30	NASDAQ 100E-Mini Future *	March-14	$2,150,250	$79,200

	SHORT FUTURE CONTRACTS - 0.0%
13	S&P E-Mini Future *	March-14	1,196,813	(825)
19

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013 (a)

	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative
	Bond Fund	Equity Fund	Fund	Investment Fund
Assets:
Investments securities:
At cost	$27,016,679	$8,370,483	$133,854,396	$14,568,133
At value	$26,988,231	$8,627,037	$137,102,358	$14,955,991
Deposits with brokers for futures	50,794	171,808	—	379,502
Receivable:
Securities sold	767,709	1,129,475	18,472,614	318,000
Dividends and Interest	49,746	4,993	10,433	23,313
Fund shares sold	8,123	—	23,453	—
Prepaid expenses and other assets	1,959	1,960	1,960	1,960
Total Assets	27,866,562	9,935,273	155,610,818	15,678,766

Liabilities:
Payables:
Securities purchased	1,054,130	1,132,695	18,583,657	459,725
Investment advisory fees	18,857	5,768	88,235	9,694
Fund shares redeemed	12,835	9,627	85,469	13,148
Other affiliates	8,069	2,327	35,727	3,949
Distributions (12b-1) fees	6,286	1,923	29,412	3,239
Non 12b-1 Shareholder servicing fees	3,771	1,153	17,646	1,944
Payable for futures variation margin	—	1,113	—	9,800
Total Liabilities	1,103,948	1,154,606	18,840,146	501,499

Net Assets	$26,762,614	$8,780,667	$136,770,672	$15,177,267

Net Assets Consist of:
Capital Stock	$26,886,355	$8,403,542	$129,198,446	$14,381,091
Accumulated net investment income/(loss)	(35,752)	(8,046)	(69,804)	107,373
Accumulated net realized gain (loss) from investments and futures	(59,541)	129,529	4,394,068	222,569
Net unrealized appreciation (depeciation) on:
Investments	(28,448)	256,554	3,247,962	387,858
Futures	—	(912)	—	78,376
Net Assets	$26,762,614	$8,780,667	$136,770,672	$15,177,267

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$26,762,614	$8,780,667	$136,770,672	$15,177,266
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,702,303	857,567	13,007,442	1,432,019
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.90	$10.24	$10.51	$10.60

(a)	The Funds commenced operations on August 9, 2013.
20

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2013 (a)

	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative
	Bond Fund	Equity Fund	Fund	Investment Fund

Investment Income
Dividends	$341,500	$41,072	$748,470	$249,435
Interest	702	306	1,614	594
Total Investment Income	342,202	41,378	750,084	250,029

Expenses
Investment advisory fees	81,317	25,732	362,712	33,719
Administration fees	31,513	9,969	135,263	13,098
Distribution (12b-1) fees - Investor Class	27,105	8,577	120,904	11,240
Non 12b-1 shareholder servicing fees	16,263	5,146	72,542	6,744
Total Operating Expenses	156,198	49,424	691,421	64,801
Less: Advisory/Sub-advisory fees waived	—	—	—	(115)
Net Operating Expenses	156,198	49,424	691,421	64,686

Net Investment Income (Loss)	186,004	(8,046)	58,663	185,343

Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) on:
Investments	(46,074)	300,154	5,872,720	297,229
Futures	(9,182)	19,359	—	174,170
	(55,256)	319,513	5,872,720	471,399
Net change in unrealized appreciation (depreciation) on:
Investments	(28,448)	256,554	3,247,962	387,858
Futures	—	(912)	—	78,376
	(28,448)	255,642	3,247,962	466,234

Net Realized and Unrealized Gain (Loss) on Investment and Futures	(83,704)	575,155	9,120,682	937,633

Net Increase in Net Assets Resulting From Operations	$102,300	$567,109	$9,179,345	$1,122,976

(a)	The Funds commenced operations on August 9, 2013.
21

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative
	Bond Fund	Equity Fund	Fund	Investment Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	Dec. 31, 2013 (a)	Dec. 31, 2013 (a)	Dec. 31, 2013 (a)	Dec. 31, 2013 (a)

Operations:
Net investment income	$186,004	$(8,046)	$58,663	$185,343
Net realized gain (loss) from investments and futures	(55,256)	319,513	5,872,720	471,399
Net change in unrealized appreciation (depreciation) on investments and futures	(28,448)	255,642	3,247,962	466,234
Net Increase (Decrease) in Net Assets
Resulting From Operations	102,300	567,109	9,179,345	1,122,976

Distributions to Shareholders From:
Net investment income:	(221,756)	—	(128,467)	(77,970)
Net realized Gains:	(4,285)	(189,984)	(1,478,652)	(248,830)
Total Distributions to Shareholders	(226,041)	(189,984)	(1,607,119)	(326,800)

Shares of Benefitcial Interest:
Proceeds from shares sold	52,590,470	11,277,341	191,132,680	16,457,270
Net asset value of shares issued in reinvestment of distributions	226,041	189,984	1,605,532	326,799
Payments for shares redeemed	(25,930,156)	(3,063,783)	(63,539,766)	(2,402,979)
Total Increase in Net Assets From Share of Beneficial Interest	26,886,355	8,403,542	129,198,446	14,381,090

Total Increase in Net Assets	26,762,614	8,780,667	136,770,672	15,177,266

Net Assets:
Beginning of Period	—	—	—	—
End of Period*	$26,762,614	$8,780,667	$136,770,672	$15,177,266
* Includes undistributed net investment income (loss)	$(35,752)	$(8,046)	$(69,804)	$107,373

Share Activity
Investor Class:
Shares Sold	$5,281,357	$1,145,984	$19,145,124	$1,634,111
Shares issued in reinvestments of Distribution	22,832	18,607	152,908	30,947
Shares Redeemed	(2,601,886)	(307,024)	(6,290,590)	(233,039)
Net increase in shares of beneficial interest outstanding	$2,702,303	$857,567	$13,007,442	$1,432,019

(a)	The Funds commenced operations on August 9, 2013.
22

FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Quantified		Quantified
	Managed		All-Cap
	Bond Fund		Equity Fund
	Period Ended		Period Ended
	December 31, 2013 (1)		December 31, 2013 (1)
	(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00
Activity from investment operations:
Net investment income (2)	0.07		(0.01)
Net realized and unrealized gain on investments and futures	(0.09)		0.48
Total from investment operations	(0.02)		0.47
Distributions to Shareholders:
Net investment income	(0.08)		—
Net realized gains	0.00	(3)	(0.23)
Total distributions	(0.08)		(0.23)
Net asset value, end of period	$9.90		$10.24

Total return (4,5)	(0.16)%		4.67%
Net assets, end of period (in 000s)	$26,763		$8,781

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7,8)	1.43%		1.43%
Ratio of net expenses to average net assets (7,8)	1.43%		1.43%
Ratio of net investment gain/loss to average net assets (7,8,9)	1.70%		(0.23)%
Portfolio turnover rate (5)	145%		490%

(1)	The Investor Class commences operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
23

FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Quantified	Quantified
	Market Leaders	Alternative
	Fund	Investment Fund
	Period Ended	Period Ended
	December 31, 2013 (1)	December 31, 2013 (1)
	(unaudited)	(unaudited)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.00	0.16
Net realized and unrealized gain on investments and futures	0.64	0.67
Total from investment operations	0.64	0.83
Distributions to Shareholders:
Net investment income	(0.01)	(0.05)
Net realized gains	(0.12)	(0.18)
Total distributions	(0.13)	(0.23)
Net asset value, end of period	$10.51	$10.60

Total return (3,4)	6.35%	8.33%
Net assets, end of period (in 000s)	$136,771	$15,177

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	1.42%	1.43%
Ratio of net expenses to average net assets (6,7)	1.42%	1.43%
Ratio of net investment gain/loss to average net assets (6,7,8)	0.12%	4.08%
Portfolio turnover rate (4)	407%	321%

(1)	The Investor Class commences operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
24

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December 31, 2013

1.	ORGANIZATION

The Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, and Quantified Alternative Investment Fund (collectively the “Funds”) are each a non-diversified series of shares of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares; Investor Class shares which are offered at net asset value.

The Funds commenced operations on August 9, 2013 and their investment objectives are as follows:

-	Quantified Managed Bond Fund – seeks high total return from fixed income investments on an annual basis with a high tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Exchange Traded Securities – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

25

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Fair Value Team and Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

26

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2013 for the Fund’s investments measured at fair value:

Quantified Managed Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,550,757	$—	$—	$24,550,757
Close-Ended Funds	1,208,922	—	—	$1,208,922
Money Market Funds	1,228,552	—	—	1,228,552
Total	$26,988,231	$—	$—	$26,988,231

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,635,385	$—	$—	$7,635,385
Exchange Traded Funds	178,937	—	—	178,937
Money Market Funds	812,715	—	—	812,715
Total	8,627,037	—	—	8,627,037
Liabilities
Futures Contracts	913	—	—	913
Total	$913	$—	$—	$913

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$132,906,342	$—	$—	$132,906,342
Money Market Funds	4,196,016	—	—	4,196,016
Total	$137,102,358	$—	$—	$137,102,358

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,714,199	$—	$—	$3,714,199
Exchange Traded Funds	9,873,904	—	—	9,873,904
Money Market Funds	1,367,888	—	—	1,367,888
Total	14,955,991	—	—	14,955,991
Derivatives
Futures Contracts	79,200	—	—	79,200
Total	79,200	—	—	79,200
Liabilities
Futures Contracts	825	—	—	825
Total	$825	$—	$—	$825

*	Refer to the Consolidated Portfolio of Investments for industry classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Fund did not hold any Level 3 securities during the fiscal period.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

27

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns expected to be filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, for the period ended December 31, 2013 were as follows:

Fund	Purchases	Sales
Quantified Managed Bond Fund	$65,115,500	$39,281,299
Quantified All-Cap Equity Fund	46,637,654	39,380,050
Quantified Market Leaders Fund	643,555,756	519,770,096
Quantified Alternative Investment Fund	47,493,499	34,589,972

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign

28

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2013

market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

At December 31, 2013, the fair value of derivatives instruments was as follows:

	Asset derivatives
		Commodity risk	Total
Quantified All-Cap Equity	Futures (1)	$(912)	$(912)
Quantified Alternative Investment	Futures (1)	$78,375	$78,375

(1) Cumulative appreciation(depreciation) of futures contracts is reported in the above table. One current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the period ended December 31, 2013, were as follows:

		Commodity risk	Total
Quantified Managed Bond	Realized gain (loss) (2)
	Futures contracts	$(9,182)	$(9,182)
Quantified All-Cap Equity	Realized gain (loss) (2)
	Futures contracts	$19,359	$19,359
	Change in unrealized appreciation (depreciation) (3)
	Futures contracts	$(912)	$(912)
Quantified Alternative Investment	Realized gain (loss) (2)
	Futures contracts	$174,170	$174,170
	Change in unrealized appreciation (depreciation) (3)
	Futures contracts	$78,375	$78,375
(2) Statement of Operations location: Net realized gain (loss) on futures.

(3) Statement of Operations location: Change in unrealized appreciation (depreciation)

4.	Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized future contracts. During the period ended December 31, 2013, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2013.

29

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Quantified All-Cap Equity Fund:

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$200	$(200)	$—	$—	$—	$—
Total	$200	$(200)	$—	$—	$—	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$(913)	$(200)	$(1,113)	$—	$(1,113)	$—
Total	$(913)	$(200)	$(1,113)	$—	$(1,113)	$—

Quantified Alternative Income Fund:

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$68,575	$(68,575)	$—	$—	$—	$—
Total	$68,575	$(68,575)	$—	$—	$—	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$78,375	$(68,575)	$9,800	$—	$9,800	$—
Total	$78,375	$(68,575)	$9,800	$—	$9,800	$—

Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Fund losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over the counter forwards are subject to counterparty default risk.

ETF, Mutual Fund and ETN Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

30

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with exception of shareholder servicing fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest dividend on securities sold short, if any), taxes and extraordinary expenses.

Pursuant to the terms of an administrative servicing agreement with GFS, Gemini receives a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. For the period ended December 31, 2013, each Trustees received fees in the amount of $7,500 from the Trust. The approved entities may be affiliates of GFS. GFS provides a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to the Advisor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Advisor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor is an affiliate of the Advisor. For the period ended December 31, 2013, Quantified Managed paid $27,105, Quantified All-Cap Equity paid $8,577, Quantified Market Leaders paid $120,904 and Quantified Alternative Income paid $11,240.

During the period ended December 31, 2013, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of Quantified Managed Bond, Quantified All-Cap Equity, Quantified Market Leaders and Quantified Alternative Investment and received $11,355, $24,785, $194,912 and $18,518 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $7,500 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following.

31

QUANTIFIED FUNDS

EXPENSE EXAMPLES

December 31, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 8/9/13	Ending Account Value 12/31/13	Expenses Paid During Period*	Ending Account Value 12/31/13	Expenses Paid During Period**

Quantified Managed Bond Fund	1.68%	$1,000.00	$998.40	$6.62	$1,016.74	$8.54
Quantified All-Cap Equity Fund	1.43%	$1,000.00	$1046.70	$5.77	$1,018.00	$7.27
Quantified Market Leaders Fund	1.42%	$1,000.00	$1063.50	$5.78	$1,018.05	$7.22
Quantified Alternative Investment Fund	1.43%	$1,000.00	$1083.30	$5.88	$1,018.00	$7.27

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (144) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
32

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

Approval of Investment Advisory Agreement

At a meeting held on August 1, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an amendment to the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, to add each of the Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund (each a “Fund” and together, the “Funds”) as new series of the Trust.

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Trust, on behalf of the Quantified Market Leaders Fund, Quantified Managed Bond Fund, Quantified All-Cap Equity Fund and Quantified Alternative Investment Fund, including the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Funds, a description of the services to be provided by the Adviser and those services retained by the sub-adviser to the Funds, a review of the professional personnel performing services that would perform services for the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access

33

Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to–day investment decisions of the Funds to a sub-adviser and will generally provide management and operational oversight of the sub-adviser. The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Funds’ investment limitations and concluded that such practices were adequate. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund and Portfolio were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to a sub-adviser. The Trustees considered other mutual funds advised by the Adviser and sub-advised by a third party. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the funds that it advises, the funds advised by the Adviser have generally delivered positive performance, and the Adviser appears to be adequately monitoring the sub-adviser’s adherence to its stated investment objective such that would provide a reasonable basis for considering that the Adviser is carrying out its function appropriately. The Trustees concluded that the represented performance of other funds advised by the Adviser and the Adviser’s contribution to the operations of those funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed the comparison of management fees and total operating expense data provided to them and reviewed each Fund’s advisory and overall expenses compared to a peer group comprised of mutual funds broadly selected according to their industry categorization. The Trustees noted that the Adviser proposed to charge an advisory fee of 0.75% of each Fund’s average net assets.

With respect to the Quantified Managed Bond Fund, the Trustees considered that while the average management fee for the Fund’s peer group was lower than the Fund’s proposed management fee, the Fund’s management fee was lower than the highest fee in the Fund’s category. The Trustees also noted that the estimated expense ratio of the Fund was higher than the average for the Fund’s category, but lower than the highest within the category.

With respect to the Quantified All-Cap Equity Fund, the Trustees considered that the proposed management fee and total expense ratio were both lower than the average for the category as well as substantially lower than either the maximum fee or total expense ratio in the peer group.

With respect to the Quantified Market Leaders Fund, the Trustees considered that the Fund’s peer group is reflective of a greater asset size, and that the Fund’s management fee was marginally higher than the average of the Fund’s peer group, and also substantially lower than

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the highest management fee in the peer group. The Trustees considered that the total estimated expense ratio was also higher than the group average, but lower than the maximum.

With respect to the Quantified Alternative Investment Fund, the Trustees considered that the Fund’s management fee was lower than both the average and maximum fee of the Fund’s peer group. The Trustees noted that the Fund’s total expense ratio was marginally higher than the category average, but also lower than the maximum.

The Trustees considered the proposed allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Funds, the fees to be charged by the Adviser were reasonable and in the best interests of the Funds and their respective future shareholders.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund. The Board reviewed profitability analyses prepared for each Fund based on the estimated assets under management, as well as ancillary or indirect benefits the Adviser may receive from the Funds due to transaction or other fees that affiliates of the Adviser may earn based upon the Adviser’s relationship with the Funds. The Trustees concluded that based on the services provided, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees concluded that it is expected that the each Fund will commence operations with committed assets, but that the Adviser is not yet able to determine whether its relationship with the Funds is of a scale that would permit for further sharing of economies of scale with fund shareholders. The Trustees considered that the Adviser will consider sharing economies of scale with Fund shareholders as each Fund’s assets increase.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Funds and their respective shareholders. In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.

Approval of Sub-Advisory Agreement

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

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In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other pooled investment vehicles managed by the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Sub-Adviser related to the proposed Sub-advisory Agreement with the Adviser on behalf of the Funds, including the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, the proposed Sub-advisory Agreement, an overview of the individuals that primarily monitor and execute the investment process, and a certification from Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Sub-Adviser’s portfolio management team, research staff and compliance program were adequate to support the Sub-Adviser’s advisory services. The Trustees further noted that the Sub-Adviser has a lengthy track record and currently manages approximately $1.5 billion in assets. The Trustees concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Funds were satisfactory and reliable.

Performance. The Trustees considered a description of the principal investment strategy of each of the Quantified Funds, noting that each Fund’s investment strategy was relatively sophisticated and reflective of a particular level of management skill. The Trustees noted the Sub-Adviser’s experience in quantitative analysis and concluded that the Sub-Adviser has sufficient expertise to deliver anticipated returns for the Funds and Portfolio in a manner

36

consistent with the investment objective of each of the Funds, and that such return would be an acceptable level of investment return to shareholders.

Fees and Expenses. The Trustees then discussed the proposed fees to be paid to Sub-Adviser. The Trustees considered that the Sub-Adviser would be paid an allocation of the Advisory fee of 0.50% on assets up to $300 million, 0.525% on the next $100 million in assets and 0.55% on assets in excess of $400 million of each Fund. The Trustees referred to a report generated by a third-party research firm (the “Research Report”) that analyzed fee arrangements of funds that delegate portfolio management to a sub-adviser. The Trustees considered that the amount and portion of the sub-advisory fee retained by the Sub-Adviser varied with the type of fund advised. As compared to equity funds, the Funds sub-advisory fee was higher than the median sub-advisory fee and represented a larger portion of the overall management fee, but the management fee itself was higher than that of the Funds’ management fee. As compared to fixed income funds, the Funds’ Sub-Advisory fee was higher than the median of the funds in the Research Report and represented a larger portion of the management fee than the median. The Trustees also considered that the Research Report did not account for sub-advisory fees charged for the management of investments in alternative asset classes. The Trustees concluded that given the experience of the Sub-Adviser in managing investments in such asset classes and the degree of sophistication required to manage the Funds’ portfolios, respectively, that the sub-advisory fees were acceptable in light of the quality of the services the Funds expected to receive from the Sub-Adviser.

Profitability. The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Funds, based on the materials provided to them prior to the Meeting, and whether the amount of profit is a fair profit for providing sub-advisory services to the Fund. The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds for the initial two years of the Sub-advisory Agreement and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser has agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to the Fund and Portfolio, and that the Trustees would evaluate whether economies of scale could realized and shared with the Funds’ shareholders once the Funds have reached a stable asset level.

Conclusion. Having requested and received such information from Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-advisory Agreement, and as assisted by the advice of counsel, the Trustees determined that approval of the Sub-advisory Agreement for an initial two-year term is in the best interests of each of the Quantified Funds and their future shareholders. In considering the Sub-advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances.

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PRIVACY notice

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
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Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust does not jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

3/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

               Catherine Ayers-Rigsby, President

Date ___3/7/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/7/14